Document and Entity Information Document	May 15, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 15, 2020
Entity File Number	333-85496
Entity Registrant Name	EXELON GENERATION COMPANY, LLC
Entity Tax Identification Number	23-3064219
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	300 Exelon Way
Entity Address, City or Town	Kennett Square
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19348-2473
City Area Code	(610)
Local Phone Number	765-5959
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001168165
Amendment Flag	false
Entity Emerging Growth Company	false